Right of Use And Lease - Schedule of Changes In The Balance of Lease Obligations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	R$ 446,235
First-time adoption of IFRS 16	1,949,739
New agreements	627,889
Payment of leasing (principal)	(497,905)	R$ (46,241)	R$ (45,914)
Payment of leasing (interest)	(134,579)
Recognition of financial charges	134,579
Write-offs	(86,319)
Translation effects (other comprehensive income)	77,926
Ending balance	R$ 2,517,565	R$ 446,235